CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 6,914,934	$ 6,589,227	$ 20,783,784	$ 12,675,450	$ 21,786,149	$ 808,902
Cost of revenue	4,847,499	4,263,378	14,362,913	8,837,735	15,461,282	736,746
Gross profit	2,067,435	2,325,849	6,420,871	3,837,715	6,324,867	72,156
Selling, general and administrative expense ("SG&A")	3,175,559	3,689,463	9,881,689	9,831,209	13,109,333	5,006,718
LOSS FROM OPERATIONS	(1,108,124)	(1,363,614)	(3,460,818)	(5,993,494)	(6,784,466)	(4,934,562)
OTHER INCOME (EXPENSE):
Interest expense	(370,398)	(54,069)	(1,169,096)	(173,037)	(234,169)	(152,678)
Amortization of debt discounts	(93,477)	(454,808)	(398,669)	(803,261)	(1,376,934)	(16,772)
Impairment of Goodwill					(1,315,973)	(680,772)
Other income	216,299	197,502	259,939	344,541	384,008	0
Gain loss on settlement of debt	0	0	(352,576)	0	125,001	513,909
Warrant expense					0	(416,445)
Gain (loss) on change in fair value of derivative liability and equity securities					0	(76,627)
Other expense, net	(247,576)	(311,375)	(1,660,402)	(631,757)	(2,418,067)	(829,385)
LOSS BEFORE INCOME TAXES	(1,355,700)	(1,674,989)	(5,121,220)	(6,625,251)	(9,202,533)	(5,763,947)
Income taxes	0	0	0	0	0	0
NET LOSS	(1,355,700)	(1,674,989)	(5,121,220)	(6,625,251)	(9,202,533)	(5,763,947)
Loss attributable to non-controlling interests	84,840	70,141	323,767	271,330	349,856	390,932
NET LOSS ATTRIBUTABLE TO SINGLEPOINT INC.	(1,270,860)	(1,604,848)	$ (4,797,453)	(6,353,921)	$ (8,852,677)	$ (5,373,015)
Deemed dividends - Series A Preferred shares			10,568,730
NET INCOME (LOSS) AVAILABLE FOR COMMON STOCKHOLDERS	$ (1,270,860)	$ (1,604,848)	$ 5,771,277	$ (6,353,921)
Income (loss) per share available to common stockholders - basic	$ (0.21)	$ (7.04)	$ 1.72	$ (30.78)
Income (loss) per share available to common stockholders - diluted	$ (0.21)	$ (7.04)	$ 0.66	$ (30.78)
Weighted average shares outstanding - basic	6,106,457	227,829	3,357,450	206,404
Weighted average shares outstanding - diluted	6,106,457	227,829	8,784,736	206,404
Net income (loss) per share - basic and diluted					$ (0.10)	$ (0.12)
Weighted average number of common shares outstanding - basic and diluted					89,429,042	43,847,537